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                                                       JOHN E. CONNOLLY, JR.
                                                       ASSISTANT GENERAL COUNSEL

MetLife Life and Annuity Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                September 5, 2007

VIA EDGAR TRAMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: MetLife Life and Annuity Company of Connecticut
    MetLife of CT Separate Account Eight for Variable Annuities
    File No. 811-08907

Commissioners:

Annual Reports dated December 31, 2007 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Eight for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.
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MetLife of CT Separate Account Eight for Variable Annuities
File No. 811-08907
Page 2


The Annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company